TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2012
TAXES ON INCOME [Abstract]
Schedule of Corporate Tax Rates
	Year ended December 31,
	2012	2011	2010

Luxemburg	29%	29%	29%
Switzerland	24%	24%	25%
United States	35%	34%	35%

Schedule of Deferred Tax Liabilities
	December 31,
	2012	2011
Deferred tax assets:
Lease provision	$1,749	$1,722
Swap instrument	682	854
Mortgage loan	245	243

Deferred tax assets	2,676	2,819

Deferred tax liabilities:
Land	$(5,770)	$(5,620)
Building	(11,834)	(11,640)
Other assets, net	(334)	(264)

Deferred tax liabilities	(17,938)	(17,524)

Deferred tax liabilities, net	$(15,262)	$(14,705)

Schedule of Reconciliation between Theoretical Tax Expense and Actual Tax Expense

	Year ended December 31,
	2012	2011	2010

Income (loss) before taxes as reported	$5,698	$2,331	$(902)

Theoretical tax benefit computed at the statutory rate (25%, 24% and 25% for the years 2010, 2011 and 2012, respectively)	$1,424	$560	$(226)
Differences in tax rates on income deriving from foreign subsidiaries	(54)	42	(89)
Gain derived from bargain purchase	-	(1,059)	-
Tax adjustments in respect of currency translation	(305)	154	643
Deferred taxes on losses and other temporary differences for which valuation allowance was provided	324	626	(339)
Settlement of prior years tax assessments	-	41	-
Other non-deductible expenses	254	117	54

Income tax expense	$1,643	$481	$43

Schedule of Income (Loss) Before Taxes on Income
	Year ended December 31,
	2012	2011	2010

Domestic	$(810)	$(3,138)	$(1,343)
Foreign	6,508	5,469	441

	$5,698	$2,331	$(902)

Schedule of Components of Income Tax Expense
	Year ended December 31,
	2012	2011	2010

Current	$1,537	$863	$7
Deferred	106	(382)	36

	$1,643	$481	$43

Domestic	$-	$-	$-
Foreign	1,643	481	43

	$1,643	$481	$43